Income Taxes	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

Note 10 – Income Taxes

The income tax provision was $0.1 million both for the three months ended September 29, 2013 and September 30, 2012. The income tax provision was $0.3 million and $0.4 million for the nine months ended September 29, 2013 and September 30, 2012, respectively. The actual tax rates for the three and nine months ended September 29, 2013 were 44.1% and 37.75% after discrete items due mainly to updated assessments of uncertain tax positions related to foreign taxes.

Deferred income taxes reflect the effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. Significant components of our deferred tax assets include amounts related to: net operating loss carry forwards; depreciation and amortization; research and development and other credits; accrued reserves and other; and stock-based compensation.

During the first nine months of fiscal 2013, the Company’s net operating loss carry forward component of deferred tax assets increased from $7.0 million as of December 30, 2012 to $37.4 million as of September 29, 2013. All other components did not change materially. The increase is partially attributable to losses incurred during the first nine months of fiscal 2013. In addition, during the fiscal third quarter ended September 29, 2013, in association with the completion of the Company’s 2012 year-ended tax return and the completion of obtaining necessary evidence to review the final treatment of the closing of the Singapore tax structure, including an assessment of the relevant tax laws and applicable deductions, the Company determined that the available net operating losses could include additional loss deductions which were included in the tax return. Due to cumulative losses in earlier years and continued significant amount of loss in most recent year, management believes that it is more likely than not that the majority of its deferred tax assets will not be realizable in future periods. Consistent with this, the Company has applied a valuation allowance to offset completely both the increase in and the total value of the net operating loss carryforwards. Accordingly there is no effect on net income for the three and nine months ended September 29, 2013 and no significant effect on the Company’s assets and liabilities as of September 29, 2013.

Note 15—Income Taxes

The components of loss before provisions for income taxes are as follows (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
United States	$(17,501)	$816	$(10,853)
Foreign	930	(7,231)	(39,291)

	$(16,571)	$(6,415)	$(50,144)

The provision for income taxes consists of Federal, state minimum taxes and foreign taxes as follows (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Current:
Federal	$—	$—	$(11)
State and local	1	6	5
Foreign	935	530	(116)

	936	536	(122)

Deferred—
Federal	—	607	—
Foreign	78	(61)	(259)

	$1,014	$1,082	$(381)

The reconciliation between the provision for (benefit from) income taxes computed by applying the US federal tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Year Ended
	December 30, 2012	January 1, 2012	January 2, 2011
Provision (benefit) at statutory rate	(35)%	(35)%	(35)%
Difference between statutory rate and foreign effective rate	2	46	27
Change in valuation allowance	30	(1)	8
Gain from sale of inventory to foreign subsidiaries	—	—	2
Subpart F income	4	—	—
Stock-based compensation	2	13	1
Tax credits	—	(16)	(2)
Non-deductible expenses	3	—	—
Withholding Tax	—	10	—

	6%	17%	1%

Deferred income taxes reflect the effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and the amounts for income tax purposes. Significant components of our deferred tax assets are as follows (in thousands):

	Year Ended
	December 30, 2012	January 1, 2012
Deferred tax assets:
Net operating loss carry forwards	$6,992	$3,603
Depreciation and amortization	270	(144)
Research and development and other credits	3,651	2,617
Accrued reserves and other	4,033	1,005
Stock-based compensation	3,360	2,734
Acquired intangibles	8,772	5,230

	27,078	15,045
Valuation allowance	(24,354)	(14,299)

Asset basis difference	$2,724	$746

Deferred Tax Liability:
Unrepatriated earnings	$(2,662)	$(607)

Realization of deferred tax assets is dependent upon future taxable earnings, the timing and amount of which are uncertain. Due to cumulative losses in earlier years and continued significant amount of loss in most recent year, management believes that it is more likely than not that the majority of its deferred tax assets will not be realizable in future periods. The valuation allowance for deferred tax assets increased by $10.0 million as of December 30, 2012 versus a decrease of $0.6 million as of January 1, 2012. The increase is mainly due to operating losses generated in the current period. The deferred tax assets, valuation allowance and deferred tax liabilities as at December 30, 2012, includes an adjustment of approximately $1.6 million, $3.9 million and $2.3 million, respectively, related to prior periods. This adjustment has no material impact on the reported net deferred tax assets or liabilities. Additionally, the reconciliation of unrecognized tax benefits for the fiscal year ended December 30, 2012, includes approximately $4.0 million related to unrecognized tax benefits that should have been disclosed in the prior years. This adjustment has no impact on the reported net deferred tax assets or liabilities. Management believes that the impact of these errors is not material to any prior years’ financial statements and the impact of correcting these errors in the current year is not material to the full year fiscal 2012 financial statements.

As of December 30, 2012, the Company had net operating loss carryforwards for federal and state of California tax purposes of $12.9 million and $12.3 million respectively. The net operating loss carryforwards will begin to expire beginning in 2030 for federal and 2031 for California, if not utilized. The Company has research and development tax credits of approximately $2.1 million and $1.1 million for federal and California income tax purposes, respectively. If not utilized, the federal credit carry forward will begin to expire in 2029. The California credit can be carried forward indefinitely. As of December 30, 2012, the Company has federal and state capital loss carryforwards for income tax purpose were approximately $3.6 million and $3.6 million, respectively. If not utilized, both the Federal and California capital loss carryforwards will begin to expire in 2014.

On January 2, 2013, the “American Tax Payer Relief Act of 2012” was signed into law. Under this act, the federal research and development credit was retroactively extended for amounts paid or incurred after December 31, 2011 and before January 1, 2014. As a result, the Company expects to record a deferred tax asset of approximately $0.9 million that will be fully offset by a valuation allowance in the first quarter of 2013. This will not have an impact on the income tax provision.

The Company has elected to track the portion of its federal and state net operating loss carry forwards attributable to stock option benefits outside of its financial statements. Therefore, these amounts are no longer included in the Company’s gross or net deferred tax assets. The benefit of these net operating loss carryforwards will only be recorded to equity when they reduce cash taxes payable. The cumulative amounts as of December 30, 2012 are not material for either federal or state tax purposes.

Prior to 2011, the Company did not provide for Federal income tax and withholding taxes for unremitted foreign earnings because the unremitted earnings of its foreign subsidiaries were deemed to be permanently reinvested. Beginning in the fourth quarter of 2011 the Company began to provide for Federal income tax and foreign withholding taxes for the unremitted earnings of foreign subsidiaries because the Company has determined that those funds may no longer be permanently reinvested. Any additional U.S. income taxes will be minimal due to the utilization of NOL carryforwards and foreign tax credits.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011	2010
Balance at beginning of year	$183	$178	$109
Changes for tax positions of current year	640	—	65
Additions for tax positions of prior years	3,968	5	4
(Reduction) for tax position of prior years	(57)	—	—

Balance at end of year	$4,734	$183	$178

The Company has adopted the accounting policy that interest and penalties will be classified within the provision for income taxes. The amount of accrued interest and penalty recorded was $0.1 million as of and for the fiscal year ended December 30, 2012.

The Company does not anticipate any significant changes to its liability for unrecognized tax benefits within twelve months of this reporting date of its unrecognized tax benefits.

The Company’s operations are subject to income and transaction taxes in the United States and in multiple foreign jurisdictions. Significant estimates and judgments are required in determining the Company’s worldwide provision for income taxes. Some of these estimates are based on interpretations of existing tax laws or regulations. The ultimate amount of tax liability may be uncertain as a result. The majority of the unrecognized tax benefit is related to gross deferred tax assets, and accordingly, if and when recognized, would not result in a change in Company’s effective tax rate due to the existence of a full valuation allowance. In addition, we recorded additional long term tax liability for certain income tax benefit related to our India subsidiary’s transfer pricing policy. If such tax benefit is recognized, it would result in a change in the Company’s effective tax rate.

During June 2012 the Company was notified by the Internal Revenue Service that it intended to examine the Company’s federal tax filings for the fiscal years 2009 and 2010. In November 2012 the Internal Revenue Service informed the Company that the returns had been accepted as filed. The Company is currently undergoing an income tax audit in India. Otherwise there are no ongoing examinations by income taxing authorities at this time. The Company does not expect any material adjustment to our reserves within the next twelve months. The Company’s tax years starting from 2005 to 2012 remain open in various tax jurisdictions.